Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 16,968	$ 505,091
Restricted cash	1,546	25,386
Deposits	26,804	63,370
Other current assets	21,087	13,410
Total current assets	66,405	607,257
Property and equipment, net	417,803	293,135
Operating lease right-of-use assets	19,588
Other non-current assets	6,492	7,040
Total assets	510,288	907,432
Current liabilities
Accounts payable	87,376	37,773
Accrued expenses and other current liabilities	65,709	87,938
Bridge warrants	95,130
Related party accrued interest		11,231
Accrued interest	1,864	8,263
Operating leases liabilities, current portion	2,538
Finance leases liabilities, current portion	1,364	2,574
Related party notes payable	8,406	13,655
Notes payable, current portion	5,097	132,372
Total current liabilities	267,484	293,806
Finance leases liabilities, less current portion	6,570	7,570
Operating leases liabilities, less current portion	18,044
Other liabilities	9,429	3,720
Notes payable, less current portion	26,008	34,682
Total liabilities	327,535	339,778
Commitments and contingencies (Note 13)
Class A Common Stock, $0.0001 par value; 815,000,000 and 750,000,000 shares authorized; 563,346,216 and 168,693,323 shares issued and outstanding as of December 31, 2022 and 2021, respectively	56	17
Class B Common Stock, $0.0001 par value; 75,000,000 shares authorized; 64,000,588 and no shares issued and outstanding as of December 31, 2022 and 2021, respectively	6
Additional paid-in capital	3,655,771	3,482,226
Accumulated other comprehensive income (loss)	3,505	(6,945)
Accumulated deficit	(3,476,585)	(2,907,644)
Total stockholders’ equity	182,753	567,654
Total liabilities and stockholders’ equity	$ 510,288	$ 907,432